Secured Investor Certificates (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Renewals Secured Investor Certificates	$ 141,000	$ 831,000	$ 174,000	$ 958,000
Secured Investor Certificatee Offering	10,000,000	10,000,000
Certificate Offering Minimal Investment	1,000	1,000
Total Secured Investor Certificates Issued Series D	7,965	7,296
Outstanding Debt Secured Investor Certificates Issued Series D	$ 7,965,000	$ 7,296,000